Cover	Dec. 21, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 21, 2023
Entity File Number	001-39901
Entity Registrant Name	OCA ACQUISITION CORP.
Entity Central Index Key	0001820175
Entity Tax Identification Number	85-2218652
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, Address Line Two	33rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	(212)
Local Phone Number	201-8533
Written Communications	true
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one-half of one Redeemable Warrant
Trading Symbol	OCAXU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share, included as part of the Units
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share, included as part of the Units
Trading Symbol	OCAX
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the Units, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants included as part of the Units, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	OCAXW
Security Exchange Name	NASDAQ